Recent accounting pronouncements	12 Months Ended
Dec. 31, 2020
Recent accounting pronouncements
Recent accounting pronouncements	4. Recent accounting pronouncements: There are no recent accounting pronouncements that are applicable or that are expected to have a significant impact on the Company.